Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, with a nominal value of US$0.002 per share
Amount Registered | shares	11,155,000
Proposed Maximum Offering Price per Unit	33.00
Maximum Aggregate Offering Price	$ 368,115,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,358.41
Offering Note	Includes shares that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, with a nominal value of US$0.002 per share
Amount Registered | shares	23,345,000
Proposed Maximum Offering Price per Unit	31.00
Maximum Aggregate Offering Price	$ 623,695,000.00
Amount of Registration Fee	$ 95,487.70
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, with a nominal value of US$0.002 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	See Offering Note 1